Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Summary of Other Current Assets

	2024	2023
	€	€
Prepayments	5,747,025	4,959,889
Other assets	—	620,815
	5,747,025	5,580,704